Document and Entity Information	12 Months Ended
Oct. 28, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Jun. 30, 2011
Registrant Name	BLACKROCK GLOBAL SMALLCAP FUND, INC.
Central Index Key	0000922457
Amendment Flag	false
Document Creation Date	Sep. 28, 2012
Document Effective Date	Sep. 28, 2012
Prospectus Date	Oct. 28, 2011